Application of New and Revised International Financial Reporting Standards ("IFRS") (Details)	Dec. 31, 2018 USD ($)
Application of New and Revised International Financial Reporting Standards ("IFRS") (Textual)
Non-cancellable operating lease commitments	$ 2,450,267